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April 27, 2021

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 519 (the “Fund”)

(File No. 333-254394) (CIK# 1823907)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on March 17, 2021. We received comments from the staff of the Commission in a letter dated April 14, 2021 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that disclosure be added to the “Investment Summary—Principal Risk Considerations” section relating to the factor and alpha components of the Trust’s Principal Investment Strategy (e.g., that the Sponsor’s selection process may result in the selection of equity securities that may not perform as expected). In accordance with the staff’s comment, relevant disclosure has been added to the second bullet point in the “Investment Summary—Principal Risk Considerations” section.

Comment 2

The comment requested that the Trust confirm that it will not be concentrated in any particular industry. The staff noted that the Trust may not ignore the investments of affiliated and unaffiliated underlying investment companies in which it invests when determining whether the Trust is in compliance with its concentration policy and asked the Trust to please disclose that it will consider the investments of the ETFs in which it invests when determining the Trust’s compliance with its concentration policy. The Trust confirms that, depending on the Trust’s final portfolio, if it concentrated in any particular industry as of Trust’s deposit date, then appropriate disclosures will be included. The Trust also confirms that it will consider the investments of the underlying investment companies when determining whether it is concentrated in any particular industry, based on publically available information about such investments as of the Trust’s deposit date.

Comment 3

The staff noted that the third bullet point in the section entitled "Investment Summary-Principal Risk Considerations" describes the risks of an issuer being unable to make interest and or principal payments in the future. The comment requested that the Trust please explain why this risk factor is a principal risk of this Trust, inasmuch as this Trust invests at least 80% of its assets in common stock, or alternatively, please revise the "Investment Summary - Principal Investment Strategy" section to reflect the investments to be made by the Trust that result in the inability to make interest or principal payments a principal risk for the Trust (e.g., debt investments). See ADI 2019-08 - Improving Principal Risk Disclosure, at text accompanying and following note 4. The Trust notes that the last paragraph in the "Investment Summary - Principal Investment Strategy" section explains that it will invest at least 80% of its net assets in securities of both small-cap stocks and small-cap ETFs. The ETFs held by the Trust may hold a variety of investments providing exposure to small-cap companies, including debt investments. In accordance with the staff's comment, disclosure has been added to the end of the "Investment Summary - Principal Investment Strategy" section explaining that the ETFs held by the Trust may hold fixed income securities.

Comment 4

The staff noted that the fourth bullet point in the section entitled "Investment Summary-Principal Risk Considerations" describes the risks of an issuer being unwilling or unable to declare dividends in the future or reducing the level of dividends declared. The staff also noted that other than a reference to dividend growth included in the Quality Factor in the "Investment Summary - Principal Investment Strategy" section, that section does not describe a strategy that emphasizes investing in dividend-paying companies. The comment requested that the Trust please explain why this risk factor is a principal risk of this Trust, or alternatively, please revise the "Investment Summary - Principal Investment Strategy" section to reflect the investments to be made by the Trust in dividend-paying issuers. See ADI 2019-08 - Improving Principal Risk Disclosure, at text accompanying and following note 4. The Trust notes that the "Investment Summary - Investment Objective" section explains that the Trust seeks total return potential through capital appreciation and dividend income. Therefore, the Trust believes that this risk factor is a principal risk of the Trust.

Comment 5

The staff noted that the second to last bullet point in the section entitled "Investment Summary-Principal Risk Considerations" describes the risks of small cap companies. The comment requested that the Trust please consider whether this risk factor should be disclosed more prominently (e.g., higher up in the list of Principal Risk Considerations), inasmuch as the Trust will invest at least 80% of its assets in small cap companies. The prospectus has been updated in accordance with the staff's comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on May 13, 2021, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP